Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Federal Income Tax Status

8. FEDERAL INCOME TAX STATUS

The Plan has received a favorable determination letter from the Internal Revenue Service dated November 16, 2015, relating to the qualification of the Plan under Section 401(a) of the Internal Revenue Code (IRC). The Plan’s management believes that the Plan is designed and is currently being operated in compliance with applicable requirements of the IRC and regulations issued thereunder and, therefore, believes the Plan, as amended and restated, is qualified and the related trust is tax exempt.

U.S. GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to not be sustained upon examination by the Internal Revenue Service (IRS). The Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions. There are currently no audits for any tax periods in progress.